Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	May 31, 2017
Document Creation Date	dei_DocumentCreationDate	Nov. 09, 2017